Exhibit 2.01

Independent Accountants’ Agreed‑Upon Procedures Report

Santiago Sponsor, LLC and
Santiago Holdings, LP (together, the “Company”)
BofA Securities, Inc. (the “Structuring Agent”)
Barclays Capital Inc.
Citigroup Global Markets Inc.
Mizuho Securities USA LLC
SMBC Nikko Securities America, Inc.
(together, the “Specified Parties”)

Re: Nelnet Student Loan Trust 2025-C – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “NELNSD40.DAT_20250819_020602.txt” provided by the Company on August 22, 2025, containing information on 668,420 student loans (the “Student Loans”) as of August 18, 2025 (the “Data File”), of which we were informed 174,929 Student Loans (the “NSLT 2025-C Data File”) are intended to be included as collateral in the offering of Nelnet Student Loan Trust 2025-C. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Nelnet Servicing System” means Nelnet, Inc.’s (“Nelnet”) servicing system for Student Loans serviced by Nelnet.

•
The term “Eligible Student Loans List” means an electronic data file entitled “NSLT 2025-C Eligible Loans 20250816 Cutoff - Run 20250822.xlsx” provided by the Structuring Agent on August 22, 2025, on behalf of the Company, containing Borrower and Loan ID’s for 415,617 Student Loans in the Data File that are eligible to be securitized.

•	The term “Loan Status Mapping” means loan status descriptions and mapping provided by Nelnet, on behalf of the Company, attached hereto as Exhibit B.

•	The term “Sources” means the following information provided by Nelnet, on behalf of the Company:

−	Loan Status Mapping;

−	Promissory Note; and,

−
Note Disbursements Screen, Note Detail 1 Screen, Note Detail 2 Screen, Payment History for Loan Status and Interest Rate Screen, Note Repayment Schedule History Screen, Transaction History Screen, BLS Main Screen, BLS Transaction History Screen, BLS Servicing History Screen, and Origination Screen within the Nelnet Servicing System.

We make no representation regarding the validity, enforceability, or authenticity of such Sources or the execution of these documents by the borrower.

•
The term “Instructions” means the instructions provided by Nelnet, on behalf of the Company, pertaining to a procedure, attribute, or methodology, as described in the table in the procedures section below.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.
We were instructed by the Structuring Agent to randomly select a sample of 340 Student Loans from the Eligible Student Loans List with an “In Current Pool” value equal to 1 and to randomly select another sample of 21 Student Loans from the Eligible Student List with an “In Current Pool” value equal to 0. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto), of which 340 of the Selected Student Loans are included in the NSLT 2025-C Data File. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Student Loans we were instructed to randomly select from the Eligible Student Loans List.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority until agreed.

Attribute	Sources / Instructions

Disbursement Year	The earliest year in the “Act Disb Date” field on Note Disbursements Screen

Original Principal Balance	“Orig Note Amt” field on Note Detail 2 Screen

2

Attribute	Sources / Instructions

Current Principal Balance	“CPB” field on Note Detail 2 Screen, “End CPB” field on Transaction History Screen, “Princ Discl Amt” field on Note Repayment Schedule History Screen

Loan Type	“Loan Type” field on Note Detail 2 Screen

Loan Status
“Status” field on Note Detail 1 Screen, “Status” field on Payment History for Loan Status and Interest Rate Screen, “Type” field on BLS Transaction History Screen, or the loan status indicated in the “Service History Comments” field on the BLS Servicing History Screen, and Loan Status Mapping

Current Status End Date
“End Dt of Stat” field on Note Detail 1 Screen, “Stat End” field on Payment History for Loan Status and Interest Rate Screen, or maturity date indicated in the “Service History Comments” field on the BLS Servicing History Screen

“Maturity Date" field on Note Repayment Schedule History Screen if Loan Status in the Data File was “Repayment”

Convert to Repayment Date	"Repay Cnvt Dt" field on Note Detail 1 Screen, repayment effective date indicated in the “Service History Comments” field on the BLS Servicing History Screen

Maturity Date
“Maturity Date" field on Note Repayment Schedule History Screen or recompute by adding the number of months in “Term” field on the Note Repayment Schedule History Screen to the date on the “First Pmt Dt” field on the Note Repayment Schedule History Screen.

Anticipated Graduation Date
"Grad Date" field on Note Detail 1 Screen, graduation date indicated in the “Service History Comments” field on the BLS Servicing History Screen
If Anticipated Graduation Date in the Data File is “12/31/9999,” consider the date to be “N/A”

Repayment Start Date	"First Pmt Dt" field on Note Repayment Schedule History Screen

Interest Rate	“Interest Rate” field on Note Detail 2 Screen, “Int Rate” field on Payment History for Loan Status and Interest Rate Screen

School Code	“School” field on Note Detail 2 Screen

State of Residence	“Address” field on BLS Main Screen

Original FICO	“Credit Score” field on Origination Screen

We found such information to be in agreement.

C.
For each Selected Student Loan, we observed the presence of a signed Promissory Note. The Specified Parties indicated that the absence of a signed Promissory Note constituted an exception. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s).

We found such information to be present.

3

We were engaged by the Company to perform this agreed‑upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP
Irvine, California
September 4, 2025

4

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

1	2025C001	51	2025C051*	101	2025C101	151	2025C151
2	2025C002	52	2025C052	102	2025C102	152	2025C152
3	2025C003	53	2025C053	103	2025C103	153	2025C153
4	2025C004	54	2025C054	104	2025C104	154	2025C154
5	2025C005	55	2025C055	105	2025C105	155	2025C155
6	2025C006	56	2025C056	106	2025C106	156	2025C156*
7	2025C007	57	2025C057	107	2025C107	157	2025C157
8	2025C008*	58	2025C058*	108	2025C108	158	2025C158
9	2025C009*	59	2025C059	109	2025C109	159	2025C159
10	2025C010	60	2025C060	110	2025C110	160	2025C160
11	2025C011	61	2025C061	111	2025C111	161	2025C161*
12	2025C012	62	2025C062	112	2025C112	162	2025C162
13	2025C013	63	2025C063	113	2025C113*	163	2025C163*
14	2025C014	64	2025C064	114	2025C114	164	2025C164
15	2025C015	65	2025C065	115	2025C115	165	2025C165
16	2025C016	66	2025C066	116	2025C116	166	2025C166
17	2025C017	67	2025C067	117	2025C117	167	2025C167*
18	2025C018	68	2025C068	118	2025C118	168	2025C168
19	2025C019	69	2025C069	119	2025C119	169	2025C169
20	2025C020	70	2025C070	120	2025C120	170	2025C170
21	2025C021	71	2025C071	121	2025C121	171	2025C171
22	2025C022	72	2025C072	122	2025C122	172	2025C172
23	2025C023	73	2025C073*	123	2025C123	173	2025C173
24	2025C024	74	2025C074	124	2025C124	174	2025C174
25	2025C025	75	2025C075	125	2025C125	175	2025C175
26	2025C026	76	2025C076	126	2025C126	176	2025C176
27	2025C027	77	2025C077	127	2025C127	177	2025C177
28	2025C028	78	2025C078	128	2025C128	178	2025C178
29	2025C029	79	2025C079	129	2025C129	179	2025C179
30	2025C030	80	2025C080	130	2025C130	180	2025C180
31	2025C031	81	2025C081*	131	2025C131	181	2025C181
32	2025C032	82	2025C082	132	2025C132	182	2025C182
33	2025C033	83	2025C083	133	2025C133	183	2025C183
34	2025C034	84	2025C084	134	2025C134	184	2025C184
35	2025C035	85	2025C085*	135	2025C135	185	2025C185
36	2025C036	86	2025C086	136	2025C136	186	2025C186
37	2025C037	87	2025C087	137	2025C137	187	2025C187
38	2025C038	88	2025C088	138	2025C138	188	2025C188
39	2025C039	89	2025C089	139	2025C139	189	2025C189
40	2025C040	90	2025C090	140	2025C140	190	2025C190
41	2025C041	91	2025C091	141	2025C141	191	2025C191
42	2025C042	92	2025C092	142	2025C142	192	2025C192
43	2025C043	93	2025C093	143	2025C143	193	2025C193
44	2025C044	94	2025C094	144	2025C144	194	2025C194
45	2025C045	95	2025C095	145	2025C145	195	2025C195
46	2025C046	96	2025C096	146	2025C146	196	2025C196
47	2025C047	97	2025C097	147	2025C147	197	2025C197
48	2025C048	98	2025C098	148	2025C148	198	2025C198
49	2025C049	99	2025C099	149	2025C149	199	2025C199
50	2025C050	100	2025C100	150	2025C150	200	2025C200

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

201	2025C201	242	2025C242*	283	2025C283	324	2025C324
202	2025C202	243	2025C243	284	2025C284	325	2025C325
203	2025C203	244	2025C244	285	2025C285	326	2025C326
204	2025C204	245	2025C245	286	2025C286	327	2025C327
205	2025C205	246	2025C246	287	2025C287	328	2025C328
206	2025C206	247	2025C247	288	2025C288	329	2025C329
207	2025C207*	248	2025C248	289	2025C289	330	2025C330
208	2025C208	249	2025C249	290	2025C290	331	2025C331
209	2025C209	250	2025C250	291	2025C291	332	2025C332
210	2025C210	251	2025C251	292	2025C292	333	2025C333
211	2025C211	252	2025C252	293	2025C293	334	2025C334
212	2025C212	253	2025C253	294	2025C294	335	2025C335
213	2025C213*	254	2025C254*	295	2025C295	336	2025C336
214	2025C214	255	2025C255	296	2025C296	337	2025C337
215	2025C215*	256	2025C256	297	2025C297	338	2025C338
216	2025C216	257	2025C257*	298	2025C298	339	2025C339
217	2025C217	258	2025C258	299	2025C299	340	2025C340
218	2025C218	259	2025C259	300	2025C300	341	2025C341
219	2025C219	260	2025C260*	301	2025C301	342	2025C342
220	2025C220	261	2025C261	302	2025C302	343	2025C343
221	2025C221	262	2025C262	303	2025C303	344	2025C344
222	2025C222	263	2025C263	304	2025C304	345	2025C345
223	2025C223	264	2025C264	305	2025C305	346	2025C346
224	2025C224	265	2025C265	306	2025C306	347	2025C347
225	2025C225	266	2025C266	307	2025C307*	348	2025C348
226	2025C226	267	2025C267	308	2025C308	349	2025C349
227	2025C227	268	2025C268	309	2025C309	350	2025C350
228	2025C228	269	2025C269	310	2025C310	351	2025C351
229	2025C229	270	2025C270	311	2025C311	352	2025C352
230	2025C230	271	2025C271	312	2025C312	353	2025C353
231	2025C231	272	2025C272	313	2025C313	354	2025C354
232	2025C232	273	2025C273	314	2025C314	355	2025C355
233	2025C233	274	2025C274	315	2025C315	356	2025C356
234	2025C234	275	2025C275	316	2025C316	357	2025C357
235	2025C235	276	2025C276	317	2025C317	358	2025C358
236	2025C236	277	2025C277	318	2025C318	359	2025C359*
237	2025C237	278	2025C278*	319	2025C319	360	2025C360
238	2025C238	279	2025C279	320	2025C320	361	2025C361
239	2025C239	280	2025C280	321	2025C321
240	2025C240	281	2025C281	322	2025C322
241	2025C241	282	2025C282	323	2025C323

Note: The Company has assigned a unique Student Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan ID numbers.

(*) This Selected Student Loan was not included in the NSLT 2025-C Data File.

Exhibit B
Loan Status Mapping

Loan Status Code Per Data File	Loan Status Per Sources
DS	Deferment Schl
DX	Defer Fixed
EG	Extended Grace
F	Forbearance
G	Grace
GF	Grace Fixed Pmt
I	Interim
ID	Intern Res Def
IG	Grace Int Only
ME	Military Forb
MR	Military Repayment
P	Paid in Full
PP	Pre Paid in Full
R	Repayment
S	School
SD	Sch Defer Mthly
SF	Sch Fixed Pmt
SM	School Monthly